Pension and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Defined Benefit Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

PLDT and certain of its subsidiaries’ actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets for the year ended December 31, 2025. Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs as at December 31, 2025 and 2024, and net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	17,376	17,964	15,883
Service costs	1,101	1,042	1,016
Interest costs on benefit obligation	1,059	1,043	1,065
Actuarial losses on obligations – experience	(35)	437	154
Actuarial gains on obligations – economic assumptions	(122)	(496)	2,303
Actual benefits paid/settlements	(1,686)	(2,744)	(2,848)
Curtailment and others	93	130	391
Present value of defined benefit obligations at end of the year	17,786	17,376	17,964
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the period	13,985	14,522	16,291
Actual contributions	1,533	3,201	4,507
Interest income on plan assets	984	1,019	1,138
Actual benefits paid/settlements	(1,599)	(2,820)	(2,510)
Return on plan assets (excluding amount included in net interest)	(760)	(1,937)	(4,904)
Fair value of plan assets at end of the year	14,143	13,985	14,522
Unfunded status – net	(3,643)	(3,391)	(3,442)
Accrued benefit costs	3,810	3,548	3,541
Prepaid benefit costs	167	157	99

	2025	2024	2023
Components of net periodic benefit costs:
Service costs	1,101	1,042	1,016
Interest costs - net	75	24	(73)
Curtailment and others	64	130	272
Net periodic benefit costs	1,240	1,196	1,215

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2025:

(in million pesos)
2026	250
2027	308
2028	711
2029	644
2030	1,331
2031 and onwards	12,069

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in percentage)
Rate of increase in compensation	5.7	5.7	5.7
Discount rate	6.5	6.2	6.0

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2025 and 2024, assuming if all other assumptions were held constant:

	2025		2024
	Increase (Decrease)	Effect	Increase (Decrease)	Effect
	(in percentage)	(in million pesos)	(in percentage)	(in million pesos)
Discount rate	1	15,525	1	15,251
	(1)	(19,744)	(1)	(19,348)

Future salary increases	1	19,730	1	19,334
	(1)	(15,501)	(1)	(15,229)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	10,502	10,774
Shares of stock	2,288	1,983
Corporate bonds	317	303
Mutual funds	306	252
Government securities	4	4
Total noncurrent financial assets	13,417	13,316
Current Financial Assets
Cash and cash equivalents	459	409
Receivables	100	103
Total current financial assets	559	512
Total PLDT’s Plan Assets	13,976	13,828
Subsidiaries Plan Assets	167	157
Total Plan Assets of Defined Benefit Pension Plans	14,143	13,985

Defined Benefit Pension Plans [Member] | Shares of Stocks [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets	As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Common shares
PSE	1,388	1,093
PLDT	34	34
Others	506	496
Preferred shares	360	360
	2,288	1,983

Defined Benefit Pension Plans [Member] | Unlisted Equity Investments [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets

Unquoted Equity Investments

As at December 31, 2025 and 2024, this account consists of:

	2025	2024	2025	2024
	(Percentage of Ownership)		(in million pesos)
MediaQuest	100	100	6,970	7,304
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100	100	773	722
BTFHI	100	100	2,759	2,748
			10,502	10,774

Defined Benefit Pension Plans [Member] | Investment Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in percentage)
Investments in listed and unlisted equity securities	92	92
Temporary cash investments	3	3
Debt and fixed income securities	2	2
Mutual funds	2	2
Receivables and other assets	1	1
	100	100

Defined Benefit Pension Plans [Member] | MediaQuest PDRs [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets

ePLDT’s Board of Directors approved on various dates in 2012 to 2015, the investment in the PDRs of MediaQuest as follows:

	ePLDT's economic interest	Amount
		(in million pesos)
Satventures PDRs	40% of Satventures	3,600
Cignal TV PDRs	40% of Cignal TV	6,000
Hastings PDRs	70% of Hastings	3,250

Defined Contribution Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

Smart’s and certain subsidiaries’ actuarial valuation is performed every year-end. There is no significant change in the fair value of plan assets from December 31, 2024 to December 31, 2025. Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(in million pesos)
Changes in the present value of defined contribution obligations:
Present value of defined contribution obligations at beginning of the period	3,235	2,800	2,777
Contribution costs	262	294	262
Interest costs on contribution obligation	219	174	210
Actuarial gains on obligations – economic assumptions	1	(1)	8
Actuarial losses on obligations – experience	(10)	254	(98)
Actual benefits paid/settlements	(380)	(89)	(344)
Curtailment and others	275	(197)	(15)
Present value of defined contribution obligations at end of the period	3,602	3,235	2,800
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the period	4,053	3,618	3,485
Actual contributions	246	243	248
Interest income on plan assets	260	223	261
Return on plan assets (excluding amount included in net interest)	42	56	(4)
Actual contribution paid/settlements	(356)	(87)	(372)
Fair value of plan assets at end of the period	4,245	4,053	3,618
Funded status – net	643	818	818
Prepaid contribution costs	643	818	818

Components of net periodic contribution costs:
Service costs	262	294	262
Interest costs - net	(40)	(49)	(51)
Others	(28)	—	—
Net periodic contribution costs	194	245	211

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined contribution obligation as at December 31, 2025:

(in million pesos)
2026	121
2027	153
2028	245
2029	271
2030	337
2031 and onwards	2,524

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(Unaudited)	(Audited)
	(in percentage)
Rate of increase in compensation	5.0	5.0	5.0
Discount rate	6.0	6.3	7.3

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined contribution obligation as at December 31, 2025 and 2024, assuming if all other assumptions were held constant:

	2025		2024
	Increase (Decrease)	Effect	Increase (Decrease)	Effect
	(in percentage)	(in million pesos)	(in percentage)	(in million pesos)
Discount rate	1	3,499	1	3,406
	(1)	(3,508)	(1)	(3,417)

Future salary increases	(1)	(3,508)	(1)	(3,417)
	1	3,499	1	3,406

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2025 and 2024:

	2025	2024
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,479	2,655
International equities	1,042	854
Philippine foreign currency bonds	892	753
Domestic equities	813	738
International fixed income	306	295
Total noncurrent financial assets	5,532	5,295
Current Financial Assets
Cash and cash equivalents	311	284
Total current financial assets	311	284
Total plan assets	5,843	5,579
Less: Employee’s share, forfeitures and mandatory reserve account	1,598	1,526
Total Plan Assets of Defined Contribution Plans	4,245	4,053

Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of Smart and certain subsidiaries' pension plan assets as at December 31, 2025 and 2024 are as follows:

	2025	2024
	(in percentage)
Investments in debt and fixed income securities and others	68	71
Investments in listed and unlisted equity securities	32	29
	100	100